Cost of revenues	12 Months Ended
Dec. 31, 2024
Cost of revenues.
Cost of revenues

Note 14 – Cost of revenues

	For the year ended December 31
	2022	2023	2024
Raw materials, materials and consumables	15,915	18,696	20,315
Payroll and related expenses	7,180	9,586	9,045
Other	1,848	2,477	1,765
Total	24,943	30,759	31,125